GOING CONCERN AND LIQUIDITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Going Concern and Liquidity Disclosure [Abstract]
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At June 30, 2013, the Company had negative working capital of $1,204,319. Further, the Company incurred net losses of $1,398,069 for the six months ended June 30, 2013 and $2,789,976 for the year ended December 31, 2012. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts or classification of liabilities that might be necessary in the event the Company cannot continue in existence. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

NOTE 2 - GOING CONCERN AND LIQUIDITY

At December 31, 2012, the negative working capital of the Company was $867,822.  Further, the Company incurred net losses of $2,789,976 and 1,804,451 for the years ended December 31, 2012 and 2011, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts or classification of liabilities that might be necessary in the event the Company cannot continue in existence. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.